Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Deferred tax assets valuation allowance	$ 14,412,164	$ 9,026,439
Deferred tax assets valuation allowance	65,000,000	65,000,000
Valuation allowance increased	$ 5,385,725	6,043,682
Estimated rate	28.00%
Operating loss carryforwards net	$ 42,321,416	31,805,199
Valuation Allowance Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Deferred tax assets valuation allowance	$ 14,412,164	$ 9,026,439
Effective tax rate percentage	0.00%